INTANGIBLE ASSETS, NET (Details Textual) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 72,019	$ 71,448
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	144,037
Finite-Lived Intangible Assets, Amortization Expense, Year Two	144,037
Finite-Lived Intangible Assets, Amortization Expense, Year Three	144,037
Finite-Lived Intangible Assets, Amortization Expense, Year Four	144,037
Finite-Lived Intangible Assets, Amortization Expense, Year Five	144,037
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 1,780,287